INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Finished goods	378	324
Raw materials and supplies	234	223
Spare parts	81	103
Total inventories	693	650